Label	Element	Value
Bridge Builder Transition Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Transition Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The primary investment objective of the Bridge Builder Transition Fund II (the “Fund”) is to seek to orderly liquidate securities received by the Fund as part of Client Transitions (as defined below) as soon as reasonably practicable. When the Fund is not actively being used to facilitate a Client Transition (as defined below), the Fund will seek to preserve principal value.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund has not commenced investment operations, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Transition Management Vehicle for Edward Jones Advisory Solutions®
The Fund is designed to be a transition management vehicle for Advisory Solutions, an asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”). Fund shares are available for purchase exclusively to Edward Jones clients participating in Advisory Solutions (collectively, “Clients”). In certain circumstances, a third party fund held by Clients (“Third Party Fund”) may distribute to Clients in‑kind securities and other investments (rather than cash) (referred to herein as “Third Party Portfolio Securities”) in satisfaction of Edward Jones’ request to redeem Client shares of the Third Party Fund. The sole purpose of the Fund is to provide Clients with an investment vehicle that is designed to transition Third Party Portfolio Securities to cash in an efficient manner (each, a “Client Transition”).
In situations where Edward Jones requests to redeem shares of a Third Party Fund on behalf of its Clients and the Third Party Fund distributes Third Party Portfolio Securities to Clients instead of cash, Edward Jones, on behalf of Clients, may contribute such Third Party Portfolio Securities to the Fund in exchange for shares of the Fund equal in value to the Third Party Portfolio Securities, as valued by the Fund in accordance with its valuation procedures. The Fund will seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price that the Adviser believes is reasonable and will seek to minimize transaction costs to Clients in connection with such liquidations. After the Fund liquidates such Third Party Portfolio Securities, Edward Jones will submit redemption orders to the Fund on behalf of Clients as soon as reasonably practicable. The Fund will distribute the cash proceeds of the liquidated securities to Clients in redemption of their shares of the Fund upon receipt by the Fund of a redemption order submitted by Edward Jones on behalf of Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective. The Fund could be invested in these types of investments for extended periods of time. The Adviser or its affiliates may provide the operating capital for the Fund when the Fund is not actively being used to facilitate a Client Transition, and the Adviser or one of its affiliates may be the sole shareholder of the Fund during such times. When the Fund is not actively being used to facilitate a Client Transition, the Fund will seek to preserve principal value.
Investment Strategies
The Fund has broad flexibility with respect to its portfolio holdings in order to enable the Fund to accommodate the contribution of Third Party Portfolio Securities, which will be contributed to the Fund by the Clients participating in the Client Transition at the start of each Client Transition. As a result, the securities in the Fund’s portfolio will be determined by the securities and other investments that compose the Third Party Portfolio Securities for each Client Transition. Third Party Portfolio Securities could comprise any type of securities or other investments and will be received by the Fund without consideration of the investment risks or potential investment performance. Therefore, the Fund is permitted to hold all types of securities and other investments, including, but not limited to, various types of fixed income investments, such as bonds, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), and below investment grade securities (also known as “junk bonds”); various types of equity investments, such as common stocks, convertible securities and interests in real estate investment trusts (“REITs”); privately offered securities; illiquid or restricted securities; derivatives; commodities; securities of other investment companies; and cash equivalents.
Once the Third Party Portfolio Securities are received by the Fund, the Adviser will not actively manage the Third Party Portfolio Securities. Rather, the Adviser’s primary focus will be to seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price the Adviser believes is reasonable and to seek to minimize transaction costs to Clients in connection with such liquidations. As a result, except as discussed herein, the Fund does not expect to hold any securities other than the Third Party Portfolio Securities contributed to the Fund at the start of each Client Transition, except that the Adviser may purchase cash equivalents, repurchase agreements, short-term fixed income securities and shares of money market funds (referred to herein, as “Cash Investments”) in connection with managing the cash raised during the liquidation process. In addition, the Adviser may invest Fund assets in Cash Investments to the extent necessary to avoid the Fund violating legal restrictions applicable to the Fund (e.g., tax diversification requirements).

As part of the Fund’s investment strategies, the Fund may receive all types of fixed income securities across different fixed-income market sectors and maturities and of varying credit quality. Such holdings may include fixed-income securities issued or guaranteed by the U.S. government or its agencies; municipal bonds; corporate bonds; convertible securities; corporate commercial paper; ABS, including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued fixed income securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; mortgage-related securities and MBS, including pass-through securities; collateralized mortgage obligations (“CMOs”); adjustable rate mortgage securities (“ARMs”); interest-only securities (“IOs”); principal-only securities (“POs”); inverse floaters; privately-issued MBS; commercial mortgage-backed securities (“CMBS”); mortgage dollar rolls; bank loans; and inflation-protected securities. The Fund may receive securities deemed below investment grade, also known as “junk bonds.” The Fund may receive U.S. dollar-denominated securities and non‑U.S. dollar-denominated securities issued by foreign entities, including those located in emerging markets, and obligations of non‑U.S. governments or their subdivisions, agencies, and government-sponsored enterprises. There are no limits regarding the Fund’s portfolio duration or the average maturity of its fixed income investments.
The Fund may receive all types of equity securities across different market capitalization ranges and issued by both U.S. and foreign companies, including those located in emerging markets. Such investments may include common stocks; preferred stocks; bonds, notes and debentures convertible into common stocks (i.e., convertible securities); warrants to acquire common stock; depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”); real estate related securities (including equity and mortgage REITs); and privately issued equity securities.
The Fund may receive all types of derivative instruments, such as futures, forwards, options, and swaps. In addition, the Fund may receive securities of other investment companies, including open‑end funds, closed‑end funds, and exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
There is no limit on the number of countries in which the Fund may be invested; alternatively, the securities the Fund receives may be in a single country or a small group of countries.
The Fund may receive restricted or illiquid securities.
The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries only if the securities and other investments that compose the Third Party Fund for which a Client Transition relates are so concentrated.
Given the purpose of the Fund, the Fund will sell securities frequently. The sale of the Fund’s securities will result in transaction costs and may result in capital gains to the Fund, which will ultimately be borne by Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term fixed income securities, and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective.
Because the Adviser’s primary focus will be to seek to orderly liquidate the Third Party Portfolio Securities as soon as reasonably practicable, during the Fund’s liquidation process the Fund may not be able to comply with the investment strategies and policies discussed in this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because of the Fund’s unique purpose and manner of operations, the Fund’s performance is not comparable to the performance of other mutual funds that invest in similar securities. The Fund does not seek to achieve capital appreciation or total return for Clients. Rather, the Adviser’s primary focus will be to seek to orderly liquidate the
Third Party Portfolio Securities as soon as reasonably practicable at a price the Adviser believes is reasonable, and to seek to minimize transaction costs to Clients in connection with such liquidations. The Adviser’s ability to liquidate the Fund’s securities in an orderly or efficient manner is subject to liquidity risk, which is discussed below. In addition, although the Fund is designed to be a liquidation vehicle, the Fund will still hold securities with fluctuating market prices during the liquidation process, which may be for an extended period of time. During the liquidation process, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up during the process of liquidating the Fund’s securities, and you may lose money by investing in the Fund. In addition, you will indirectly pay the transaction costs incurred by the Fund as part of the liquidation process. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Additional principal risks affecting the Fund are:
Adjustable Rate Mortgage Securities Risk. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM. In addition, certain ARMs may provide for an initial fixed, below-market interest rate. After the initial rate expires, the required monthly payment may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and, in turn, losses on the MBS into which that loan has been bundled.
American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non‑U.S. share they represent. They are affected by the risks associated with non‑U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Borrowers may default on the obligations that underlie ABS, mortgage-related securities and MBS. During period of rising interest rates, the Fund may be subject to extension risk and may receive principal later than it had expected, causing the Fund to experience additional volatility. During periods of falling interest rates, ABS, mortgage-related securities, and MBS may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The resulting risk is that the impairment of the value of the collateral underlying a security which the Fund receives (due, for example, to non‑payment of loans) may result in a reduction in the value of the security. CMOs, MBS, ARMs, IOs, POs, and inverse floaters may be more volatile and may be more sensitive to interest rate changes and prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for privately-issued and sub‑prime mortgages is generally higher than for other types of MBS. The structure of some of these securities may be complex and there may be less available information than would be available for other types of debt securities. In addition, ABS such as CLOs and CDOs present credit risks that are not presented by MBS. This is because ABS generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an ABS defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security.
Bank Loans Risk. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. The Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. Additionally, there may be less public information available about bank loans as compared to investment grade bonds.
Commodity Risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.
Concentration Risk. If the Fund concentrates its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.
Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Counterparty Risk. The Fund may be involved in financial transactions or contracts with other parties. There is risk these parties may be unable or unwilling to fulfill their obligations, which could adversely impact the value of the Fund.
Credit Risk. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond.
Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Derivatives Risk. An investment in derivatives (such as futures, forwards, options, and swaps) may not perform as anticipated by the Adviser, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivatives contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment, or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified if the Fund holds leveraged instruments. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives are also subject to counterparty risk, market risk and liquidity risk, each of which is described in this section.
Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Floating Rate Securities Risk. The Fund may receive obligations with interest rates which are reset periodically. Although the value of floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Securities Risk (including Emerging Markets Risk). The risks of receiving foreign securities, including those in emerging markets, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. In addition to the general risks of holding foreign securities, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.
High Yield Securities Risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. These securities may offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.
Inflation-Linked Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates or rise because of decreases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation indexed bonds may experience greater loss than other fixed income securities with similar durations.
Investment Company and ETF Risk. The Fund may hold shares of an investment company, including an ETF. An investment company may not achieve its investment objective or execute its investment strategies effectively or large purchase or redemption activity by shareholders of such investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.
Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.
Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
LIBOR Replacement Risk. The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one‑week and two‑month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.
Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.
Mezzanine Securities Risk. The Fund may invest in certain high yield securities known as mezzanine securities, which are subordinated debt securities generally issued in private placements in connection with an equity security (e.g., with attached warrants). Mezzanine investments may be issued with or without registration rights. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Money Market Fund Risk. The Fund may, under certain circumstances, hold shares of a money market fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of investments, it is possible to lose money by investing in a money market fund.
Mortgage Dollar Roll Risk. The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments.
Municipal Securities Risk. The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.
Portfolio Turnover Risk. The Fund will buy and sell investments frequently to achieve its investment objective. Frequent trading and a high portfolio turnover rate involve higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.
Preferred Stocks Risk. The Fund may receive preferred stocks. Preferred stocks involve credit risk, which is described above, and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non‑cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund receives a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.
Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations, as well as issuers of callable bonds, may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.
Privately Issued Securities Risk. Privately placed securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that might be applicable if the securities were publicly traded.
Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
Redemption Risk. The Fund may experience losses or realize taxable gains when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.
Smaller Company Risk. Smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks as these companies may have less operating history, narrower product or customer markets and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.
Sovereign Debt Risk. Investments in non‑U.S. sovereign debt securities can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner.
U.S. Government Securities Risk. U.S. government obligations are affected by changes or expected changes in interest rates, among other things. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, they are still subject to credit risk. Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. Moreover, some securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. government will do so.
When-Issued, Delayed Delivery, and Forward Commitment Transactions Risk. When-issued transactions, delayed delivery purchases, and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. These transactions are also subject to counterparty risk, which is described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this prospectus and does not have a full calendar year of performance. Accordingly, performance information is not provided at this time. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Because of the Fund’s unique purpose and manner of operations, the Fund’s performance is not comparable to the performance of other mutual funds that hold similar securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and does not have a full calendar year of performance. Accordingly, performance information is not provided at this time.
Bridge Builder Transition Fund II | Bridge Builder Transition Fund II
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none

[1]
Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) does not charge a management fee. In addition, the Adviser has contractually agreed, pursuant to its Investment Advisory Agreement with the Bridge Builder Trust (the “Trust”), on behalf of the Fund, to directly pay the Fund’s ordinary operating expenses, except that the Fund is responsible for and has assumed the obligation to pay all acquired fund fees and expenses, portfolio transaction expenses (including but not limited to brokerage and commission expenses), interest expenses in connection with investment activities, taxes and extraordinary and non‑routine expenses.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.